Common Shares (Details) (USD $)	12 Months Ended
	Apr. 30, 2014 Rights Votes Y	Apr. 30, 2013	Apr. 30, 2012
Common shares (Additional Textual) [Abstract]
Number of votes each holder of a common share outstanding is entitled	1
Number of votes per share	10
Number of years there has not been a change in beneficial ownership	4
Number of votes per share after change in beneficial ownership	1
Number of years required to pass after change in beneficial ownership	4
Number of share purchase rights	1
Minimum percentage of outstanding common shares held by persons or group	10.00%
Number of shares shareholder can purchase at discounted price	1
Number of common shares issued for each right as part of exchange option	1
Value to redeem per right	$ 0.001
Shares repurchased during period	4,900,000	4,000,000	4,100,000
Purchase amount for shares repurchased	$ 495,000,000	$ 359,400,000	$ 305,300,000
Shares remaining for repurchase	5,000,000